Stockholders' Equity (Deficit) - Schedule of RSU Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted Average Fair Value
Stock-based compensation expense	$ 8,424,803	$ 1,171,287
Unrecognized stock-based compensation	$ 14,742,022
Period during unrecognized stock-based compensation is expected to recognized (in years)	2 years 5 months 4 days
RSU Activity
Number of Shares
Granted (in shares)	894,451	0
Vested (in shares)	(225,000)
Ending Balance (in shares)	669,451
Weighted Average Fair Value
Granted (in dollars per share)	$ 7.2
Vested (in dollars per share)	7.2
Ending Balance (in dollars per share)	$ 7.2